Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Table
Debt at December 31, consisted of:

	2018		2017
(millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
3.75% Senior Notes due 2021 (issued: $500.0, August 2011)	$499.1	$506.5	$498.8	$520.7
2.45% Senior Notes due 2027 (issued: $500.0, August 2016)	496.5	455.5	496.1	477.9
6 5/8% Senior Notes due 2029 (issued: $300.0, March 1999)	296.4	368.5	296.1	382.3
4.00% Senior Notes due 2029 (issued: $550.0, October 2018)	544.5	562.4	0	0
6.25% Senior Notes due 2032 (issued: $400.0, November 2002)	395.5	496.6	395.3	516.9
4.35% Senior Notes due 2044 (issued: $350.0, April 2014)	346.6	350.2	346.5	388.7
3.70% Senior Notes due 2045 (issued: $400.0, January 2015)	395.3	366.7	395.2	402.9
4.125% Senior Notes due 2047 (issued: $850.0, April 2017)	841.4	831.9	841.2	917.1
4.20% Senior Notes due 2048 (issued: $600.0, March 2018)	589.6	594.0	0	0
Other debt instruments[1]	0	0	37.1	37.1
Total	$4,404.9	$4,532.3	$3,306.3	$3,643.6

[1]Consist of term loans issued by ARX prior to The Progressive Corporation acquiring a controlling interest in 2015. The repayment was funded in part with proceeds from fixed-rate loans made to ARX by The Progressive Corporation. These intercompany transactions were eliminated in consolidation.

Aggregate Principal Payments on Debt Outstanding	Aggregate required principal payments on debt outstanding at December 31, 2018, are as follows:

(millions)
Year	Payments
2019	$0
2020	0
2021	500
2022	0
2023	0
Thereafter	3,950
Total	$4,450

Cash Flow Hedging [Member]
Unrealized Gain (Loss) on Interest Rate Cash Flow Hedges Included in Accumulated Other Comprehensive Income
The following table shows the original gain (loss) recognized at debt issuance and the unamortized balance at December 31, 2018, on a pretax basis:

(millions)	Unrealized Gain (Loss) at Debt Issuance	Unamortized Balance at December 31, 2018
3.75% Senior Notes	$(5.1)	$(1.5)
6 5/8% Senior Notes	(4.2)	(2.6)
6.25% Senior Notes	5.1	3.5
4.35% Senior Notes	(1.6)	(1.5)
3.70% Senior Notes	(12.9)	(11.9)
4.125% Senior Notes	(8.0)	(7.8)